SUPPLEMENT TO PROSPECTUSES OF
                        EVERGREEN DOMESTIC GROWTH FUNDS
                EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS
               EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                      EVERGREEN SELECT FIXED INCOME FUNDS

I. Evergreen Secular Growth Fund, Evergreen Quality Income Fund, Evergreen Latin America Fund, Evergreen Intermediate Term Bond Fund, Evergreen Short Duration Income Fund and Evergreen Income Plus Fund

         Proposed Fund Reorganizations

         On December 14, 2001 the Boards of Trustees of the Evergreen Funds approved a proposal to reorganize each of the Target Funds into the Survivor Fund listed next to it in the table below. If the shareholders of each Target Fund approve the proposal, all of the assets of each Target Fund will be transferred to its corresponding Survivor Fund and shareholders of each Target
Fund will receive shares of the corresponding Survivor Fund in exchange for their shares. Shareholders of record of the Target Funds as of February 28, 2002, are scheduled to vote on the proposal at a special meeting of shareholders to be held on May 13, 2002. If approved, the reorganizations are proposed to take place on or about either June 7, 2002 or June 14, 2002, as indicated in the table below. Shareholders of each Target Fund will be mailed information detailing the proposal on or about March 22, 2002.

------- ------------------------------------------ --------------------------------------------- ------------------------
#       Target Fund(s)                             Survivor Fund                                   Reorganization Date
------- ------------------------------------------ --------------------------------------------- ------------------------
1.      Evergreen Secular Growth Fund              Evergreen Strategic Growth Fund               June 14, 2002
------- ------------------------------------------ --------------------------------------------- ------------------------
2.      Evergreen Quality Income Fund              Evergreen Diversified Bond Fund               June 7, 2002
------- ------------------------------------------ --------------------------------------------- ------------------------
3.      Evergreen Latin America Fund               Evergreen Emerging Markets Growth Fund        June 14, 2002
------- ------------------------------------------ --------------------------------------------- ------------------------
4.      Evergreen Intermediate Term Bond Fund      Evergreen Core Bond Fund                      June 7, 2002
------- ------------------------------------------ --------------------------------------------- ------------------------
5.      Evergreen Short Duration Income Fund       Evergreen Fixed Income Fund                   June 7, 2002
------- ------------------------------------------ --------------------------------------------- ------------------------
6.      Evergreen Income Plus Fund                 Evergreen Core Bond Fund                      June 7, 2002
------- ------------------------------------------ --------------------------------------------- ------------------------

         In addition, effective February 1, 2002 ForeFront Advisors will no longer sub-advise Evergreen Secular Growth Fund (the "Fund"). Evergreen Investment Management Company, LLC will continue to manage the Fund and there will be no change in advisory fees paid by the Fund. The Fund will be managed by a team of portfolio management professionals from EIMC's Large Cap Growth team, with team members responsible for various sectors.

December 17, 2001                                                 560501 (12/01)